TRADING ASSETS (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 Debt securities issued by other governments and public sector entities EUR (€)	Dec. 31, 2013 Debt securities issued by other governments and public sector entities EUR (€)	Dec. 31, 2014 Debt securities issued by Greek financial institutions EUR (€)	Dec. 31, 2013 Debt securities issued by Greek financial institutions EUR (€)	Dec. 31, 2014 Debt securities issued by foreign financial institutions EUR (€)	Dec. 31, 2013 Debt securities issued by foreign financial institutions EUR (€)	Dec. 31, 2014 Corporate debt securities issued by Greek companies EUR (€)	Dec. 31, 2013 Corporate debt securities issued by Greek companies EUR (€)	Dec. 31, 2014 Corporate debt securities issued by foreign companies EUR (€)	Dec. 31, 2013 Corporate debt securities issued by foreign companies EUR (€)	Dec. 31, 2014 Equity securities issued by Greek companies EUR (€)	Dec. 31, 2013 Equity securities issued by Greek companies EUR (€)	Dec. 31, 2014 Equity securities issued by foreign companies EUR (€)	Dec. 31, 2013 Equity securities issued by foreign companies EUR (€)	Dec. 31, 2014 Mutual fund units EUR (€)	Dec. 31, 2013 Mutual fund units EUR (€)	Dec. 31, 2014 Greek treasury bills EUR (€)	Dec. 31, 2013 Greek treasury bills EUR (€)	Dec. 31, 2014 Foreign treasury bills EUR (€)	Dec. 31, 2013 Foreign treasury bills EUR (€)
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Trading assets	€ 2,405	€ 3,082		$ 2,684	€ 364	€ 455	€ 2	€ 0	€ 55	€ 342	€ 31	€ 20	€ 9	€ 13	€ 2	€ 26	€ 7	€ 7	€ 3	€ 7	€ 1,799	€ 2,086	€ 133	€ 126
Trading Securities Balance Sheet Reported Amounts Textuals [Abstract]
Net unrealized losses on trading assets	13	126	60
Securities that are pledged as collateral incleded in trading assets	€ 931	€ 2,470